Investment securities - Fixed maturity investments (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	$ 1,984.2	$ 2,195.3	$ 2,871.2
Gross unrealized gains	2.8	4.8	10.9
Gross unrealized losses	(32.4)	(16.3)	(29.1)
Net foreign currency gains (losses)	25.0	(3.8)	38.6
Fair value	$ 1,979.6	$ 2,180.0	2,891.6
Weighted average duration of fixed income portfolio including short-term investments	1 year 9 months 18 days	2 years
Weighted average duration of fixed income portfolio excluding short-term investments	2 years 4 months 24 days	2 years 4 months 24 days
Cost or amortized cost
Cost or amortized cost due in one year or less	$ 233.8	$ 106.3	116.3
Cost or amortized cost due after one year through five years	691.4	1,009.0	1,155.0
Cost or amortized cost due after five years through ten years	26.2	71.2	398.4
Cost or amortized cost due after ten years	0.2	26.9	26.9
Fair Value
Fair value due in one year or less	238.6	106.5	122.5
Fair value due after one year through five years	693.6	1,006.4	1,171.2
Fair value due after five years through ten years	25.3	70.8	394.8
Fair value due after ten years	0.2	26.6	26.4
Fixed maturity investments | AAA
Fixed maturity investments
Fair value	571.9	689.4	636.5
Fixed maturity investments | AA
Fixed maturity investments
Fair value	768.9	635.2	964.9
Fixed maturity investments | A
Fixed maturity investments
Fair value	350.3	416.4	543.3
Fixed maturity investments | BBB
Fixed maturity investments
Fair value	198.4	333.8	640.5
Fixed maturity investments | Other
Fixed maturity investments
Fair value	90.1	105.2	106.4
Corporate debt securities | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	792.3	1,017.0	1,462.1
Gross unrealized gains	1.3	3.1	8.7
Gross unrealized losses	(9.3)	(4.8)	(12.9)
Net foreign currency gains (losses)	10.5	(0.8)	20.1
Fair value	794.8	1,014.5	1,478.0
Residential mortgage-backed securities
Fixed maturity investments
Fair value	39.6	57.2	16.8
Residential mortgage-backed securities | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	452.0	300.7	471.6
Gross unrealized gains	0.1	0.1	0.3
Gross unrealized losses	(14.4)	(5.6)	(9.5)
Net foreign currency gains (losses)	6.2	(1.7)	7.1
Fair value	443.9	293.5	469.5
Cost or amortized cost increase (decrease) on reclassification within subcategories		41.4
Fair value increase (decrease) on reclassification within subcategories		41.4
Gross unrealized losses increase (decrease) on reclassification within subcategories		0.3
Net foreign currency gains (losses) increase (decrease) on reclassification within subcategories		0.3
Asset-backed securities
Fixed maturity investments
Fair value	413.6	475.4	467.8
Asset-backed securities | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	412.3	478.1	462.6
Gross unrealized gains	0.1	0.4	0.8
Gross unrealized losses	(1.1)	(0.6)	(0.7)
Net foreign currency gains (losses)	2.3	(2.5)	5.1
Fair value	413.6	475.4	467.8
Commercial mortgage-backed securities
Fixed maturity investments
Fair value	120.8	148.3	228.6
Commercial mortgage-backed securities | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	155.1	193.8	230.2
Gross unrealized gains	0.4	0.8	0.5
Gross unrealized losses	(3.5)	(3.6)	(3.7)
Net foreign currency gains (losses)	0.8	0.3	1.6
Fair value	152.8	191.0	228.6
Cost or amortized cost increase (decrease) on reclassification within subcategories		(41.4)
Fair value increase (decrease) on reclassification within subcategories		(41.4)
Gross unrealized losses increase (decrease) on reclassification within subcategories		(0.3)
Net foreign currency gains (losses) increase (decrease) on reclassification within subcategories		(0.3)
Non-U.S. government and government agency | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	45.4	106.8	148.7
Gross unrealized gains		0.1	0.3
Gross unrealized losses	(0.3)	(0.9)	(1.7)
Net foreign currency gains (losses)	0.7	1.2	(0.8)
Fair value	45.8	107.2	146.5
U.S. government and government agency | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	112.5	85.8	84.8
Gross unrealized losses	(1.2)	(0.8)	(0.6)
Net foreign currency gains (losses)	4.4	(0.2)	5.2
Fair value	115.7	84.8	89.4
Preferred stocks | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	13.2	9.3	10.2
Gross unrealized gains	0.9	0.3	0.3
Gross unrealized losses	(2.6)
Net foreign currency gains (losses)	0.1	0.2	0.3
Fair value	11.6	9.8	10.8
Cost or amortized cost
Cost or amortized cost without single maturity date	13.2	9.3	10.2
Fair Value
Fair value without single maturity date	11.6	9.8	10.8
U.S. States, municipalities, and political subdivision | Fixed maturity investments
Fixed maturity investments
Cost or amortized cost	1.4	3.8	1.0
Fair value	1.4	3.8	1.0
Mortgage-backed and Asset-backed Securities
Fixed maturity investments
Fair value	1,010.3	959.9	1,165.9
Mortgage-backed and Asset-backed Securities | Fixed maturity investments
Cost or amortized cost
Cost or amortized cost without single maturity date	1,019.4	972.6	1,164.4
Fair Value
Fair value without single maturity date	1,010.3	959.9	1,165.9
Sub-prime securities | Fixed maturity investments
Fixed maturity investments
Fair value	54.2	93.0	95.0
Sub-prime securities | Fixed maturity investments | AAA
Fixed maturity investments
Fair value	24.4	53.0	42.4
Sub-prime securities | Fixed maturity investments | AA
Fixed maturity investments
Fair value	12.9	25.7	47.4
Sub-prime securities | Fixed maturity investments | A
Fixed maturity investments
Fair value	5.6	1.3	$ 5.2
Sub-prime securities | Fixed maturity investments | BBB
Fixed maturity investments
Fair value	6.3	8.4
Sub-prime securities | Fixed maturity investments | Other
Fixed maturity investments
Fair value	$ 5.0	$ 4.6